FAIR VALUE DISCLOSURES (TABLES)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures Tables [Abstract]
Fair Value By Balance Sheet Grouping Text Block
Fair Value Measurements

	Level 1	Level 2	Level 3	Total

	(In Millions)
December 31, 2012
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$0	$1,684	$35	$1,719
U.S. Treasury, government and agency	0	113	0	113
States and political subdivisions	0	28	0	28
Foreign governments	0	2	0	2
Commercial mortgage-backed	0	0	35	35
Residential mortgage-backed(1)	0	20	0	20
Asset-backed(2)	0	5	6	11
Redeemable preferred stock	37	61	0	98
Subtotal	37	1,913	76	2,026
Other equity investments	1	0	0	1
Cash equivalents	145	0	0	145
GMIB reinsurance contracts	0	0	7	7
Separate Accounts' assets	1,623	15	0	1,638
Total Assets	$1,806	$1,928	$83	$3,817

December 31, 2011
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$0	$1,659	$34	$1,693
U.S. Treasury, government and agency	0	105	0	105
States and political subdivisions	0	22	0	22
Foreign governments	0	4	0	4
Commercial mortgage-backed	0	0	29	29
Residential mortgage-backed(1)	0	28	0	28
Asset-backed(2)	0	5	5	10
Redeemable preferred stock	19	57	0	76
Subtotal	19	1,880	68	1,967
Other equity investments	1	0	0	1
Cash equivalents	57	0	0	57
GMIB reinsurance contracts	0	0	9	9
Separate Accounts' assets	1,589	15	0	1,604
Total Assets	$1,666	$1,895	$77	$3,638

Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation Text Block
Level 3 Instruments
Fair Value Measurements

		Commercial		Redeemable	GMIB
		Mortgage-	Asset-	Preferred	Reinsurance
	Corporate	backed	backed	Stock	Contracts

	(In Millions)

Balance, January 1, 2012	$34	$29	$5	$0	$9
Total gains (losses), realized and unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	0	0	0	0	0
Investment gains (losses), net	1	(7)	0	0	0
Increase (decrease) in the fair value of
reinsurance contracts	0	0	0	0	(2)
Subtotal	1	(7)	0	0	(2)
Other comprehensive income (loss)	0	13	1	0	0
Purchases	0	0	0	0	0
Sales	(3)	0	0	0	0
Transfers into Level 3(2)	3	0	0	0	0
Balance, December 31, 2012(1)	$35	$35	$6	$0	$7

Balance, January 1, 2011	$19	$36	$5	$0	$2
Total gains (losses), realized and unrealized included in:
Earnings (loss) as:
Net investment income (loss)	0	0	0	0	0
Investment gains (losses), net	0	(1)	0	0	0
Increase (decrease) in the fair value of
reinsurance contracts	0	0	0	0	7
Subtotal	$0	$(1)	$0	$0	$7
Other comprehensive income (loss)	(2)	(3)	0	0	0
Sales	(1)	(3)	0	0	0
Transfers into Level 3(2)	22	0	0	0	0
Transfers out of Level 3(2)	(4)	0	0	0	0
Balance, December 31, 2011(1)	$34	$29	$5	$0	$9

Fair Value Assets Unrealized Gains Losses By Category For Level 3 Assets And Liabilities Still Held [Table Text Block]
	Earnings (Loss)
			Increase
	Net	Investment	(Decrease) in the
	Investment	Gains	Fair Value of
	Income	(Losses),	Reinsurance
	(Loss)	Net	Contracts	OCI

	(In Millions)
Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Commercial mortgage-backed	0	0	0	13
Other fixed maturities, available-for-sale	0	0	0	1
Subtotal	$0	$0	$0	$14
GMIB reinsurance contracts	0	0	(2)	0
Total	$0	$0	$(2)	$14

Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Commercial mortgage-backed	0	0	0	(4)
Other fixed maturities, available-for-sale	0	0	0	(2)
Subtotal	$0	$0	$0	$(6)
GMIB reinsurance contracts	0	0	7	0
Total	$0	$0	$7	$(6)

Fair Value Inputs Quantitative Information [Table Text Block]
Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012

	Fair	Valuation	Significant
	Value	Technique	Unobservable Input	Range

Assets:	(In Millions)
Investments:
Fixed maturities, available-for-sale:
Corporate	$11	Matrix pricing model	Spread over the industry-specific
			benchmark yield curve	600 bps - 650 bps

Commercial mortgage-backed	35	Discounted Cash flow	Constant default rate	3.0% - 25.0%
			Probability of default	55.0%
			Loss severity	49.0%
			Discount rate	3.72% - 13.42%

GMIB reinsurance contracts	7	Discounted Cash flow	Lapse Rates	2.5% - 27.5%
			Withdrawal Rates	3.5%
			GMIB Utilization Rates	0.0% - 15.0%
			Non-performance risk	13.5 bps
			Volatility rates - Equity	24.0%- 36.0%

Fair Value Disclosure Financial Instruments Not Carried At Fair Value [Table Text Block]
	December 31, 2012
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total

	(In Millions)

Mortgage loans on real estate	$45	$0	$0	$46	$46
Policyholders liabilities: Investment contracts	200	0	0	223	223

	December 31, 2011
	Carrying	Fair
	Value	Value

	(In Millions)

Mortgage loans on real estate	$124	$130
Policyholders liabilities - Investment contracts	229	242